Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) [Line Items]
Amortization expenses (in Dollars)		$ 1,412	$ 1,021	$ 829
Goodwill (in Dollars)		10,998	5,387
Goodwill related to the NNNW CGU (in Dollars)		$ 18,011	$ 9,588	$ 11,484
NetNut CGU [Member]
Intangible Assets (Details) [Line Items]
Growth rate	2.00%	2.00%	2.00%	2.00%
After-tax discount rate	20.90%	21.50%	20.70%	20.50%
Pre-tax discount rate	22.90%	22.70%	22.50%	22.80%
Hypothetical decrease in growth rate	1.00%	1.00%	1.00%	1.00%
Discount rate	1.00%	1.00%	1.00%	1.00%
Value-in-use (in Dollars)	$ 311	$ 331	$ 317	$ 300
Potential impairment (in Dollars)	702	733	639	711
Goodwill (in Dollars)		$ 4,118	4,118	6,877
Impairment loss (in Dollars)	$ 800		1,959	479
CyberKick CGU [Member]
Intangible Assets (Details) [Line Items]
Growth rate		3.00%
After-tax discount rate		19.70%
Pre-tax discount rate		21.10%
Hypothetical decrease in growth rate		1.00%
Discount rate		1.00%
Value-in-use (in Dollars)		$ 398
Potential impairment (in Dollars)		943
Goodwill (in Dollars)		$ 6,311
NNNW CGU [Member]
Intangible Assets (Details) [Line Items]
Growth rate		3.00%
After-tax discount rate		17.00%
Pre-tax discount rate		21.70%
Hypothetical decrease in growth rate		1.00%
Discount rate		1.00%
Value-in-use (in Dollars)		$ 41
Potential impairment (in Dollars)		69
Goodwill (in Dollars)		569
Impairment loss (in Dollars)		$ 700
Goodwill related to the NNNW CGU (in Dollars)			$ 1,269
Safe-T CGU [Member]
Intangible Assets (Details) [Line Items]
Impairment loss (in Dollars)				$ 523